GENERAL (Details Textual) $ in Thousands, zł in Millions		1 Months Ended							12 Months Ended
	May 06, 2015 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 27, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jun. 07, 2016 USD ($)	Aug. 18, 2015 USD ($)	Aug. 18, 2015 PLN (zł)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 26, 2016
Business Acquisition [Line Items]
Revenues, Total									$ 269,194	$ 216,190	$ 185,636
Net Income (Loss) Attributable To Parent									352	$ 19,336	20,016
Maximum Earn Out Future Obligation									1,116
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs					$ 1,348
Insseco [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross | zł								zł 34.3
Business Combination, Contingent Consideration, Liability			$ 424						424
Revenues, Total											10,516
Pretax Income											1,324
Net Income (Loss) Attributable To Parent											$ 1,165
Insseco [Member] | July 1 2015 Through June 30 2020 [Member]
Business Acquisition [Line Items]
Revenues, Total							$ 23,800
Insseco [Member] | July 1 2015 Through June 30 2018 [Member]
Business Acquisition [Line Items]
Revenues, Total							$ 22,200
Minimum [Member]
Business Acquisition [Line Items]
Business Acquisition Percentage for Additional Amounts Ranging							3.00%	3.00%
Maximum [Member]
Business Acquisition [Line Items]
Business Acquisition Percentage for Additional Amounts Ranging							15.00%	15.00%
Ibexi [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total	$ 4,764
Business Combination, Contingent Consideration, Liability			251						251
Business Combination Contingent Payment	1,805
Polish Zloty [Member] | Insseco [Member] | July 1 2015 Through June 30 2020 [Member]
Business Acquisition [Line Items]
Revenues, Total | zł								zł 90.0
Polish Zloty [Member] | Insseco [Member] | July 1 2015 Through June 30 2018 [Member]
Business Acquisition [Line Items]
Revenues, Total | zł								zł 84.0
Maximum Processing Inc [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability			422						422
Business Acquisition, Percentage of Voting Interests Acquired												100.00%
4 Sight business intelligence Inc. [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross						$ 330
Ibexi Solution Private Limited [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	9,100
Business Combination Contingent Payment	$ 949
4 Sight business intelligence Inc.’s 4Sight
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
StoneRiver [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total					$ 101,351
Revenues, Total									$ 67,805
Knowledge Price [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total				$ 5,720
Payments to Acquire Businesses, Gross			$ 3,758
Business Combination, Contingent Consideration, Liability				1,652
Knowledge Price [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 310
Knowledge Price [Member] | Cash [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total				$ 4,068